Group information (Tables)	12 Months Ended
Mar. 31, 2026
Text Blocks [Abstract]
Summary of Subsidiaries

The Group’s subsidiaries along with the proportion of ownership interests and the voting rights held by the immediate holding company are disclosed below. The country of incorporation is also their principal place of business.

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2025	2026
1	ReNew Private Limited	ReNew Energy Global Plc	India	94%	94%
2	ReNew Solar Power Private Limited	ReNew Private Limited	India	100%	100%
3	ReNew Green Energy Solutions Private Limited( previously known as ReNew Wind Energy (Jath Three) Private Limited)	ReNew Private Limited	India	100%	100%
4	ReNew Fazilka Solar Power Private Limited#	ReNew Private Limited	India	100%	0%
5	ReNew Transmission Ventures Private Limited	ReNew Private Limited	India	100%	100%
6	ReNew Power International Limited	ReNew Private Limited	United Kingdom	100%	100%
7	RMG Acquisition Corp II	ReNew Energy Global Plc	Cayman Islands	100%	100%
8	India Clean Energy Holdings	ReNew Energy Global Plc	Mauritius	100%	100%
9	Diamond II Limited	ReNew Energy Global Plc	Mauritius	100%	100%
10	ReNew Wind Energy (Jath) Limited	ReNew Private Limited	India	100%	100%
11	ReNew Wind Energy (Karnataka) Private Limited	ReNew Green Energy Solutions Private Limited	India	70%	66%
12	ReNew Wind Energy (AP) Private Limited	ReNew Green Energy Solutions Private Limited	India	73%	65%
13	ReNew Solar Energy (Jharkhand Three) Private Limited	ReNew Solar Power Private Limited	India	51%	51%
14	ReNew Solar Energy (Telangana) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
15	ReNew Surya Alok Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
16	ReNew Sunlight Energy Private Limited	ReNew Green Energy Solutions Private Limited	India	63%	63%
17	ReNew Surya Uday Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
18	ReNew Energy Markets Private Limited (Formerly known as ReNew Vayu Power Private Limited)	ReNew Private Limited	India	100%	100%
19	ReNew Photovoltaics Private Limited (Formerly known as ReNew Saksham Urja Private Limited)%	ReNew Private Limited	India	100%	100%
20	ReNew E-Fuels Private Limited	ReNew Private Limited	India	100%	100%
21	ReNew Jal Urja Private Limited	ReNew Power Services Private Limited	India	100%	100%
22	ReNew Wind Energy (Welturi) Private Limited	ReNew Private Limited	India	100%	100%
23	ReNew Wind Energy (Devgarh) Private Limited	ReNew Private Limited	India	100%	100%
24	ReNew Wind Energy (Rajkot) Private Limited	ReNew Private Limited	India	100%	100%
25	ReNew Wind Energy Delhi Private Limited	ReNew Private Limited	India	100%	100%
26	ReNew Wind Energy (Shivpur) Private Limited	ReNew Private Limited	India	100%	100%
27	ReNew Wind Energy (Jadeswar) Private Limited	ReNew Private Limited	India	100%	100%
28	ReNew Wind Energy (Varekarwadi) Private Limited	ReNew Private Limited	India	100%	100%
29	ReNew Wind Energy (MP) Private Limited	ReNew Private Limited	India	100%	100%
30	ReNew Wind Energy (AP 3) Private Limited	ReNew Private Limited	India	100%	100%
31	ReNew Wind Energy (MP Two) Private Limited	ReNew Private Limited	India	100%	100%
32	ReNew Wind Energy (Rajasthan One) Private Limited	ReNew Private Limited	India	100%	100%
33	ReNew Wind Energy (Jamb) Private Limited^	ReNew Private Limited	India	100%	100%
34	ReNew Wind Energy (Orissa) Private Limited	ReNew Private Limited	India	100%	100%
35	ReNew Wind Energy (TN) Private Limited	ReNew Private Limited	India	100%	100%
36	ReNew Wind Energy (AP2) Private Limited	ReNew Private Limited	India	100%	100%
37	ReNew Wind Energy (Karnataka Two) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
38	ReNew Wind Energy (Vaspet 5) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
39	ReNew Wind Energy (AP 4) Private Limited	ReNew Private Limited	India	100%	100%
40	ReNew Wind Energy (MP One) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
41	ReNew Wind Energy (Karnataka Five) Private Limited	ReNew Private Limited	India	100%	100%
42	Narmada Wind Energy Private Limited	ReNew Private Limited	India	100%	100%
43	Abaha Wind Energy Developers Private Limited	ReNew Private Limited	India	100%	100%
44	Helios Infratech Private Limited	ReNew Private Limited	India	100%	100%
45	Shruti Power Projects Private Limited	ReNew Private Limited	India	100%	100%
46	Kanak ReNewables Limited	ReNew Private Limited	India	100%	100%
47	Ostro Raj Wind Private Limited	ReNew Solar Power Private Limited	India	100%	100%
48	Ostro Madhya Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
49	Ostro Anantapur Private Limited	Ostro Energy Private Limited	India	100%	100%
50	Bidwal Renewable Private Limited	ReNew Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2025	2026
51	Zemira ReNewable Energy Limited	ReNew Private Limited	India	100%	100%
52	Renew Vyan Shakti Private Limited	ReNew Private Limited	India	100%	100%
53	ReNew Pawan Urja Private Limited	ReNew Private Limited	India	100%	100%
54	ReNew Pawan Shakti Private Limited	ReNew Private Limited	India	100%	100%
55	ReNew Naveen Urja Private Limited	ReNew Private Limited	India	100%	100%
56	ReNew Samir Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
57	ReNew Samir Shakti Private Limited	ReNew Solar Power Private Limited	India	100%	100%
58	ReNew Solar Energy (Rajasthan) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
59	ReNew Solar Energy (TN) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
60	ReNew Solar Energy (Karnataka) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
61	ReNew Saur Urja Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
62	ReNew Clean Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
63	ReNew Solar Services Private Limited^	ReNew Solar Power Private Limited	India	100%	100%
64	ReNew Agni Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
65	ReNew Saur Shakti Private Limited	ReNew Solar Power Private Limited	India	100%	100%
66	ReNew Solar Energy (Jharkhand One) Private Limited^	ReNew Solar Power Private Limited	India	100%	100%
67	ReNew Solar Energy (Jharkhand Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
68	ReNew Solar Energy (Karnataka Two) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
69	ReNew Wind Energy (Karnataka 3) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
70	ReNew Wind Energy (MP Four) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
71	ReNew Wind Energy (Maharashtra) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
72	ReNew Wind Energy (Karnataka 4) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
73	Bhumi Prakash Private Limited	ReNew Solar Power Private Limited	India	100%	100%
74	Tarun Kiran Bhoomi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
75	ReNew Wind Energy (AP Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
76	Symphony Vyapaar Private Limited	ReNew Solar Power Private Limited	India	100%	100%
77	Lexicon Vanijya Private Limited	ReNew Solar Power Private Limited	India	100%	100%
78	Star Solar Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
79	Sungold Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
80	ReNew Wind Energy (Budh 3) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
81	ReNew Wind Energy (TN 2) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
82	Akhilagya Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
83	Zorya Solar Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
84	Auxo Solar Energy Private Limited	ReNew Wind Energy (TN) Private Limited	India	100%	100%
85	Auxo Sunlight Private Limited	ReNew Solar Power Private Limited	India	100%	100%
86	Renew Sun Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
87	Renew Sun Bright Private Limited	ReNew Private Limited	India	100%	0%
88	RenServ Global Private Limited$	ReNew Private Limited	India	100%	100%
89	Renew Sun Power Private Limited	ReNew Solar Power Private Limited	India	100%	100%
90	Greenyana Sunstream Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
91	Renew Vyoman Energy Private limited	ReNew Private Limited	India	100%	100%
92	Renew Vyoman Power Private Limited	ReNew Vikram Shakti Private Limited	India	100%	100%
93	Renew Surya Roshni Private limited	ReNew Solar Power Private Limited	India	100%	100%
94	ReNew Surya Aayan Private Limited	ReNew Solar Power Private Limited	India	100%	0%
95	ReNew Solar Vidhi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
96	ReNew Solar Stellar Private Limited	ReNew Solar Power Private Limited	India	100%	100%
97	ReNew Solar Piyush Private Limited	ReNew Solar Power Private Limited	India	100%	100%
98	ReNew Surya Tejas Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
99	ReNew Sun Renewables Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
100	ReNew Sun Shakti Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
101	ReNew Ravi Tejas Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
102	ReNew Surya Ravi Private Limited	ReNew Solar Power Private Limited	India	100%	100%
103	ReNew Dinkar Jyoti Private Limited	ReNew Solar Power Private Limited	India	100%	100%
104	ReNew Dinkar Urja Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
105	ReNew Bhanu Shakti Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
106	ReNew Ushma Energy Private Limited	ReNew Solar Power Private Limited	India	100%	100%
107	ReNew Surya Spark Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
108	ReNew Hans Urja Private Limited	ReNew Solar Power Private Limited	India	100%	100%
109	ReNew Solar (Shakti One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
110	ReNew Solar (Shakti Two) Private Limited	ReNew Vikram Shakti Private Limited	India	100%	100%
111	ReNew Solar (Shakti Three) Private Limited	ReNew Solar Power Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2025	2026
112	ReNew Solar (Shakti Four) Private Limited#	ReNew Private Limited	India	100%	0%
113	ReNew Solar (Shakti Five) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
114	ReNew Solar (Shakti Six) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
115	ReNew Solar (Shakti Seven) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
116	ReNew Solar (Shakti Eight) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
117	ReNew Green (MHH One) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
118	ReNew Green (MHP One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
119	ReNew Green (TNJ One) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
120	ReNew Green (GJS One) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
121	ReNew Green (GJS Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
122	ReNew Green (MHK Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
123	ReNew Sandur Green Energy Private Limited (formerly known as 'ReNew Green (KAK One) Private Limited')	ReNew Green Energy Solutions Private Limited	India	51%	51%
124	ReNew Green (GJS Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
125	ReNew Green (GJ five) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
126	ReNew Green (GJ Six) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
127	ReNew Green (GJ seven) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
128	ReNew Green (MHK One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
129	ReNew Green (MHP Two) Private Limited	ReNew Private Limited	India	100%	100%
130	ReNew Green (TNJ Two) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
131	ReNew Green (MPR Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	55%	55%
132	ReNew Green (KAK Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
133	ReNew Green (KAK Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
134	ReNew Green (MHS One) Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
135	ReNew Green (GJ Ten) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
136	ReNew Green (GJ Eleven) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
137	ReNew Green (GJ Twelve) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
138	ReNew Green (GJ Thirteen) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
139	ReNew Green (KAK Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
140	ReNew Green (MPR Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
141	ReNew Green (MPR Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
142	ReNew Green (TN Three) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
143	ReNew Green (TN Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
144	ReNew Green (CGS Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
145	ReNew Nizamabad Power Private Limited#	ReNew Private Limited	India	100%	0%
146	ReNew Warangal Power Private Limited#	ReNew Private Limited	India	100%	0%
147	ReNew Narwana Power Private Limited#	ReNew Private Limited	India	100%	0%
148	Sunworld Solar Power Private Limited#	ReNew Private Limited	India	100%	0%
149	Neemuch Solar Power Private Limited#	ReNew Private Limited	India	100%	0%
150	Purvanchal Solar Power Private Limited#	ReNew Private Limited	India	100%	0%
151	Rewanchal Solar Power Private Limited#	ReNew Private Limited	India	100%	0%
152	ReNew Medak Power Private Limited#	ReNew Private Limited	India	100%	0%
153	ReNew Ranga Reddy Solar Power Private Limited#	ReNew Private Limited	India	100%	0%
154	ReNew Karimnagar Power Private Limited#	ReNew Private Limited	India	100%	0%
155	ReNew Solar Photovoltaic Private Limited (formerly known as 'ACME Photovoltaic Solar Private Limited')	ReNew Solar Power Private Limited	India	49%	49%
156	Renew Green Shakti Private Limited (formerly known as 'ACME Green Shakti Private Limited')	ReNew Solar Power Private Limited	India	100%	100%
157	ReNew Vikram Shakti Private Limited	ReNew Private Limited	India	100%	100%
158	ReNew Tapas Urja Private Limited	ReNew Private Limited	India	100%	100%
159	ReNew Green (GJ Nine) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
160	ReNew Green (CGS One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
161	ReNew Green (MPR One) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	69%
162	ReNew Vidyut Tej Private Limited	ReNew Private Limited	India	100%	100%
163	ReNew Vidyut Shakti Private Limited	ReNew Solar Power Private Limited	India	100%	100%
164	ReNew Power Synergy Private Limited	ReNew Private Limited	India	100%	100%
165	Koppal- Narendra Transmission Limited*	ReNew Transmission Ventures Private Limited	India	51%	0%
166	ReNew Solar (Shakti Nine) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
167	ReNew Solar (Shakti Ten) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
168	ReNew Solar (Shakti Eleven) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
169	ReNew Solar (Shakti Twelve) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
170	ReNew Solar (Shakti Thirteen) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
171	IB Vogt Solar Seven Private Limited	ReNew Solar Power Private Limited	India	49%	49%
172	Corneight Parks Private Limited	ReNew Solar Power Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2025	2026
173	India ReNew Energy Limited	ReNew Energy Global Plc	Mauritius	100%	100%
174	ReNew Green (GJ Fourteen) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
175	ReNew Green (GJ Fifteen) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
176	ReNew Green (MHS Two) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
177	ReNew Green (MHS Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
178	ReNew Green (UP One) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
179	ReNew Green (HPR One) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
180	ReNew Green (KAK Five) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
181	ReNew Green (MHP Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
182	Gadag II-A Transmission Limited*	ReNew Transmission Ventures Private Limited	India	51%	51%
183	ReNew Power Services Private Limited$	ReNew Private Limited	India	100%	100%
184	Ostro Energy Private Limited	ReNew Power Services Private Limited	India	100%	100%
185	Ostro ReNewables Private Limited	Ostro Energy Private Limited	India	100%	100%
186	Ostro Urja Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
187	Ostro Mahawind Power Private Limited	Ostro Energy Private Limited	India	100%	100%
188	ReNew Wind Energy (MP Three) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
189	Renew Surya Vihaan Private Limited	ReNew Solar Power Private Limited	India	100%	100%
190	ReNew Tej Shakti Private Limited	ReNew Private Limited	India	100%	100%
191	ReNew Urja Shachar Private Limited	ReNew Solar Power Private Limited	India	100%	100%
192	ReNew Green (GJ Four) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
193	ReNew Green (GJ Eight) Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
194	Gadag Transmission Limited*	ReNew Transmission Ventures Private Limited	India	51%	0%
195	Renew Green (MHP Three) Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
196	Aalok Solarfarms Limited	Ostro Energy Private Limited	India	100%	100%
197	Abha Solarfarms Limited	Ostro Energy Private Limited	India	100%	100%
198	Shreyas Solarfarms Limited	Ostro Energy Private Limited	India	100%	100%
199	Heramba Renewables Limited	Ostro Energy Private Limited	India	100%	100%
200	ReNew Wind Energy (Rajasthan) Private Limited	ReNew Private Limited	India	100%	100%
201	Prathamesh Solarfarms Limited	Ostro Energy Private Limited	India	100%	100%
202	AVP Powerinfra Private Limited	Ostro Energy Private Limited	India	100%	100%
203	Badoni Power Private Limited	Ostro Energy Private Limited	India	100%	100%
204	ReNew Vayu Urja Private Limited	ReNew Private Limited	India	100%	100%
205	ReNew Wind Energy (Rajasthan Four) Private Limited	ReNew Solar Power Private Limited	India	100%	100%
206	Pugalur Renewable Private Limited	ReNew Private Limited	India	100%	100%
207	ReNew Wind Energy (Rajasthan 2) Private Limited^	ReNew Private Limited	India	100%	100%
208	ReNew Wind Energy (Sipla) Private Limited	ReNew Private Limited	India	100%	100%
209	Molagavalli Renewable Private Limited	ReNew Private Limited	India	100%	100%
210	Regent Climate Connect Knowledge Solutions Private Limited	ReNew Private Limited	India	100%	0%
211	ReNew Surya Jyoti Private Limited	ReNew Green Energy Solutions Private Limited	India	100%	100%
212	ReNew Surya Pratap Private Limited	ReNew Surya Vihaan Private Limited	India	100%	100%
213	ReNew Vayu Energy Private Limited	ReNew Private Limited	India	100%	100%
214	Ostro Rann Wind Private Limited	ReNew Solar Power Private Limited	India	100%	100%
215	Ostro Bhesada Wind Private Limited^	Ostro Energy Private Limited	India	100%	100%
216	Ostro Dhar Wind Private Limited	ReNew Solar Power Private Limited	India	100%	100%
217	Ostro Alpha Wind Private Limited	ReNew Green Energy Solutions Private Limited	India	74%	74%
218	Ostro AP Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
219	Ostro Andhra Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
220	Ostro Kannada Power Private Limited	Ostro Energy Private Limited	India	100%	100%
221	Ostro Dakshin Power Private Limited	Ostro Energy Private Limited	India	100%	100%
222	Ostro Jaisalmer Private Limited	Ostro Energy Private Limited	India	100%	100%
223	Ostro Kutch Wind Private Limited	Ostro Energy Private Limited	India	100%	100%
224	Renew Akshay Urja Limited	Renew Solar Power Private Limited	India	100%	100%
225	ReNew Surya Ojas Private Limited	Renew Solar Power Private Limited	India	51%	51%
226	ReNew Solar Energy (Jharkhand Four) Private limited	Renew Solar Power Private Limited	India	100%	100%
227	Rajat ReNewables Limited	ReNew Private Limited	India	100%	100%
228	ReNew Wind Energy (Rajasthan 3) Private Limited	ReNew Private Limited	India	100%	100%
229	ReNew Surya Kiran Private Limited	ReNew Green Energy Solutions Private Limited	India	69%	69%
230	ReNew Mega Solar Power Private Limited	Renew Solar Power Private Limited	India	100%	100%
231	ReNew Green Projects Pte Ltd	ReNew Energy Global Plc	Singapore	100%	100%
232	ReNew Energy Global Americas Inc	ReNew Private Limited	India	100%	100%
233	ReNew Hydro Power Private Limited	ReNew Private Limited	India	100%	100%

			Country of	As at March 31,
S.No	Name of companies	Immediate holding company	incorporation	2025	2026
234	Renew E-Fuels Greennh3 Private Limited	ReNew E-Fuels Private Limited	India	100%	100%
235	Global Renserv Energy LLC	RenServ Global Private Limited	United Arab Emirates	100%	100%
236	Renew Hydro Storage Private Limited	ReNew Private Limited	India	0%	100%
237	ReNew Treasury IFSC Private Limited	ReNew Private Limited	India	0%	100%
238	Global RenServ ME	RenServ Global Private Limited	Saudi Arabia	0%	100%
239	3E NV (refer Note 52)	ReNew Power International Limited	Belgium	78%	75%
240	3E France SARL (refer Note 52)	3E NV	France	78%	75%
241	3E Renewable Energy Software and Services Iberica S.L.U. (refer Note 52)	3E NV	Spain	78%	75%
242	3E Renewable Energy Services (Pty) Ltd. (refer Note 52)	3E NV	South Africa	78%	75%
243	3E Renewable Energy Software and Services Pvt Ltd (refer Note 52)	3E NV	India	78%	75%
244	3E USA Inc. (refer Note 52)	3E NV	United States of America	78%	75%
245	LivLiner BV (refer Note 52)	3E NV	Belgium	78%	75%

All Group companies listed above are engaged in activities relating to generation of power through non-conventional and renewable energy sources except for the below mentioned.

^ These companies are also engaged in providing EPC services apart from generation of power through non-conventional and renewable energy sources.

$ These companies are engaged in providing services for operation and maintenance.

* These companies are engaged in construction / maintenance of transmission lines.

% This Company is engaged in solar modules and related products manufacturing activity.

# These companies merged with Renew Private Limited w.e.f. April, 01 2025

Summary of Joint Operations and Joint Ventures

			Country of	As at March 31,
S.No	Name of companies	Investor company	incorporation	2025	2026
1	VG DTL Transmissions Projects Private Limited	ReNew Wind Energy (AP2) Private Limited	India	50%	50%
2	Fluence India ReNew JV Private Limited	ReNew Private Limited	India	50%	50%
3	GH4 India Private Limited	ReNew Private Limited	India	33%	33%
4	Climate Connect Digital Limited (refer Note 36(ii)(b))	ReNew Power International Limited	United Kingdom	25%	25%

* Also refer Note 51.

Summary of Financial Information

The table below shows summarised consolidated financial information of RPL:

(i)
Consolidated statement of financial position

	As at March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Non-current assets	841,678	919,049	9,795
Current assets	113,857	155,327	1,655
Non-current liabilities	610,762	591,906	6,308
Current liabilities	196,895	319,938	3,410
Non-controlling interests (not considered individually material)	14,473	13,924	148
Equity attributable to equity holders of the parent	133,405	148,608	1,584

Attributable to:
Equity holders of the parent	129,261	143,983	1,535
Non-controlling interests	4,144	4,625	49

(ii)
Consolidated statement of profit or loss and other comprehensive income

	For the year ended March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Revenue	97,063	132,196	1,409
Other income	12,135	18,356	196
Expenses	102,623	137,874	1,469
Profit for the year	6,575	12,678	135
Other comprehensive loss for the year, net of tax	(22)	1,610	17
Total comprehensive income for the year, net of tax	6,553	14,288	152

Profit for the year attributable to:
Non-controlling interests (pertains to subsidiaries not considered individually material to the Group)	408	(237)	(3)
Equity holders of the parent	6,167	12,915	138
	6,575	12,678	135
Attributable to:
Equity holders of the parent	5,798	12,141	129
Non-controlling interests	369	774	8

Total comprehensive income attributable to:
Non-controlling interests (pertains to subsidiaries not considered individually material to the Group)	378	(237)	(3)
Equity holders of the parent	6,175	14,525	155
	6,553	14,288	152
Attributable to:
Equity holders of the parent	5,743	13,655	146
Non-controlling interests (including liability for put options with non-controlling interests)	432	870	9

(iii)
Consolidated statement of cash flows

	For the year ended March 31,
	2025	2026	2026
	(INR)	(INR)	(USD)
Net cash generated from operating activities	68,949	82,034	874
Net cash used in investing activities	(74,327)	(118,554)	(1,263)
Net cash generated from financing activities	19,679	17,986	192
Net increase / (decrease) in cash and cash equivalents	14,301	(18,534)	(198)